Prepayments, Deposits and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments, Deposits and Other Receivables

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Consideration receivables on disposal of investments to independent third parties	—	46,408	—
Consideration receivable on disposal of subsidiaries to independent third parties (Note 5 C)	—	44,885	10,000
Receivables from former subsidiaries	—	24,020	—
Prepayments	2,658	1,814	2,661
Deposits	66	115	337
Other receivables	87	7,482	3,939
Less: impairment loss provided under expected credit loss model	—	(501)	(501)

	2,811	124,223	16,436